BORROWINGS - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 04, 2023 CNY (¥)
Debt Instrument [Line Items]
Carrying amount of the electronic equipment pledged	¥ 2,177,992	¥ 2,177,992	¥ 421,901	$ 298,384
Accounts receivable, net of allowance for credit losses of RMB24,743 and RMB57,612 (US$7,893) as of December 31, 2023 and 2024, respectively	1,468,663	1,468,663	¥ 1,529,915	201,206
Asset Pledged as Collateral
Debt Instrument [Line Items]
Accounts receivable, net of allowance for credit losses of RMB24,743 and RMB57,612 (US$7,893) as of December 31, 2023 and 2024, respectively	326,116	326,116		44,678
Maximum | Asset Pledged as Collateral
Debt Instrument [Line Items]
Accounts receivable, net of allowance for credit losses of RMB24,743 and RMB57,612 (US$7,893) as of December 31, 2023 and 2024, respectively	¥ 2,682,301	¥ 2,682,301		$ 367,474
Secured borrowings | Maximum
Debt Instrument [Line Items]
Fixed annual interest rate	5.97%	5.97%		5.97%
Kingsoft Group | Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					¥ 1,500,000
Kingsoft Group | Unsecured Loan Facility of 1,000,000
Debt Instrument [Line Items]
Proceeds from lines of credit		¥ 1,000,000
Fixed annual interest rate	4.05%	4.05%		4.05%
Kingsoft Group | Unsecured loan facility of 500,000
Debt Instrument [Line Items]
Proceeds from lines of credit		¥ 500,000
Fixed annual interest rate	3.75%	3.75%		3.75%
Xiaomi Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Fixed annual interest rates		6.70%	6.70%
Xiaomi Group | Unsecured borrowings | Related Party
Debt Instrument [Line Items]
Fixed annual interest rates	6.00%